Significant Accounting Policies (Policies) - EBP 27-1560715 001 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]	Basis of Presentation The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).
EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Investment [Policy Text Block]

Investment Valuation and Income Recognition

Investments are reported at estimated fair value, except for fully benefit-responsive guaranteed investment contracts (“GIC”), which are reported at contract value. Shares of mutual funds are reported at fair value based on the quoted market price of the fund, which represents the net asset value (“NAV”) of the shares held by the fund at year‑end. The pooled separate accounts are stated at the NAV per unit held by the Plan as a practical expedient, which approximates fair value, may be redeemed daily, and have no unfunded commitments. The investment in the common stock of the Company is reported at fair value based on quoted market price.

Purchases and sales of securities are recorded on a trade-date basis. Interest is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

EBP, Payment to Participant [Policy Text Block]

Payment of Benefits

Benefit payments to participants are recorded upon distribution. As of December 31, 2025, there were no amounts allocated to accounts of participants who had elected to withdraw from the Plan but had not yet been paid. As of December 31, 2024, amounts allocated to accounts of participants who had elected to withdraw from the Plan but had not yet been paid were $529,638.

EBP, Note Receivable from Participant [Policy Text Block]

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes are reclassified as benefits paid to participants based upon applicable law and are included in the Statement of Changes in Net Assets Available for Benefits as a deduction. No allowance for credit losses has been recorded as of December 31, 2025 or December 31, 2024.